Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Financial Liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ 3,226	¥ (107,508)
Financial Liabilities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		3,226	(107,508)
Financial Liabilities [Member] | Other Short-term Borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	2,054	(7,129)
Financial Liabilities [Member] | Other Short-term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	2,054	(7,129)
Financial Liabilities [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	1,172	(100,379)
Financial Liabilities [Member] | Long-term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	1,172	(100,379)
Financial Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		551,579	(2,293,820)
Financial Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		90,632	153,101
Financial Assets [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		460,947	(2,446,921)
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		551,579	(2,293,820)
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		90,632	153,101
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ 460,947	¥ (2,446,921)

[1]	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.